UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)	_____________________________________
Commission File Number of securitizer:	_____________________________________
Central Index Key Number of securitizer:	_____________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Capital Auto Receivables Asset Trust 2018-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:	0000893958
Central Index Key Number of issuing entity (if applicable):	0001732514
Central Index Key Number of underwriter (if applicable):	Not applicable

Richard V. Kent, General Counsel, (866) 710-4623

Name and telephone number, including area code,

of the person to contact in connection with this filing.

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated March 5, 2018, of Deloitte & Touche LLP, obtained by the depositor, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CAPITAL AUTO RECEIVABLES LLC

(Depositor)

By:	/s/ Ryan Farris
Name: Ryan Farris
Title: President

Dated: March 5, 2018

EXHIBIT INDEX

Exhibit No.	Description

99.1	Report of Deloitte & Touche LLP, dated March 5, 2018.